Note 5 - Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2013
Allowance For Loan Losses And Credit Quality Information [Abstract]
Allowance For Loan Losses And Credit Quality Information [Text Block]

NOTE 5 Allowance for Loan Losses and Credit Quality Information

The allowance for loan losses is summarized as follows:

(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2010	$2,145	24,590	924	15,169	42,828

Provision for losses	2,081	11,785	482	2,930	17,278
Charge-offs	(508)	(23,012)	(270)	(15,512)	(39,302)
Recoveries	0	259	23	2,802	3,084
Balance, December 31, 2011	3,718	13,622	1,159	5,389	23,888

Provision for losses	(834)	3,864	686	(1,172)	2,544
Charge-offs	(63)	(5,719)	(1,071)	(2,464)	(9,317)
Recoveries	0	1,821	372	2,300	4,493
Balance, December 31, 2012	2,821	13,588	1,146	4,053	21,608

Provision for losses	(1,206)	(5,190)	347	(1,832)	(7,881)
Charge-offs	(200)	(3,711)	(484)	(651)	(5,046)
Recoveries	213	1,771	97	639	2,720
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Allocated to:
Specific reserves	$571	2,591	537	1,114	4,813
General reserves	2,250	10,997	609	2,939	16,795
Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Allocated to:
Specific reserves	$404	2,403	382	589	3,778
General reserves	1,224	4,055	724	1,620	7,623
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Loans receivable at December 31, 2012:
Individually reviewed for impairment	$4,687	28,195	1,823	2,395	37,100
Collectively reviewed for impairment	92,350	216,712	52,152	77,459	438,673
Ending balance	$97,037	244,907	53,975	79,854	475,773

Loans receivable at December 31, 2013:
Individually reviewed for impairment	$1,888	17,190	917	1,281	21,276
Collectively reviewed for impairment	74,579	177,260	52,506	70,428	374,773
Ending balance	$76,467	194,450	53,423	71,709	396,049

The following table summarizes the amount of classified and unclassified loans at December 31:

	December 31, 2013
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$738	6,987	322	0	8,047	68,420	76,467
Commercial real estate:
Residential developments	0	19,229	0	0	19,229	13,755	32,984
Other	5,337	13,092	0	0	18,429	143,037	161,466

Consumer	0	524	152	240	916	52,507	53,423
Commercial business:
Construction industry	0	401	0	0	401	5,933	6,334
Other	1,419	6,433	0	0	7,852	57,523	65,375
	$7,494	46,666	474	240	54,874	341,175	396,049

	December 31, 2012
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$1,004	13,915	33	0	14,952	82,085	97,037
Commercial real estate:
Residential developments	744	36,210	0	0	36,954	9,389	46,343
Other	17,170	30,365	0	0	47,535	151,029	198,564

Consumer	0	1,543	123	157	1,823	52,152	53,975
Commercial business:
Construction industry	0	320	0	0	320	2,346	2,666
Other	1,224	12,628	134	0	13,986	63,202	77,188
	$20,142	94,981	290	157	115,570	360,203	475,773

Classified loans represent special mention, performing substandard, and non-performing loans categorized as substandard, doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is considered uncollectible and of such little value that continuance as an asset on the balance sheet is not warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at December 31 are summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2013
1-4 family	$1,542	128	322	1,992	74,475	76,467	0
Commercial real estate:
Residential developments	0	1,426	0	1,426	31,558	32,984	0
Other	0	0	0	0	161,466	161,466	0

Consumer	418	256	57	731	52,692	53,423	0
Commercial business:
Construction industry	0	1,934	0	1,934	4,400	6,334	0
Other	800	104	0	904	64,471	65,375	0
	$2,760	3,848	379	6,987	389,062	396,049	0
2012
1-4 family	$1,172	240	0	1,412	95,625	97,037	0
Commercial real estate:
Residential developments	0	0	0	0	46,343	46,343	0
Other	49	0	289	338	198,226	198,564	0

Consumer	591	80	0	671	53,304	53,975	0
Commercial business:
Construction industry	45	0	79	124	2,542	2,666	0
Other	1,441	106	7,467	9,014	68,174	77,188	7,423
	$3,298	426	7,835	11,559	464,214	475,773	7,423

At December 31, 2012, there was one commercial business line of credit loan with an outstanding balance of $7.4 million that was past due more than 90 days and still accruing interest. This loan was considered to be in the process of collection as funds to fully pay off the loan were held in escrow at December 31, 2012 and were received by the Company in January 2013.

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a troubled debt restructuring. The following table summarizes impaired loans and related allowances for the years ended December 31, 2013 and 2012:

	December 31, 2013
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$88	88	0	1,304	2
Commercial real estate:
Residential developments	8,257	13,636	0	9,122	81
Other	52	52	0	350	55
Consumer	487	491	0	350	12
Commercial business:
Construction industry	93	296	0	91	2
Other	0	0	0	7	0

Loans with an allowance recorded:
1-4 family	1,800	1,844	404	2,417	36
Commercial real estate:
Residential developments	7,994	12,725	2,260	12,414	54
Other	888	888	143	1,977	202
Consumer	429	429	382	1,057	14
Commercial business:
Construction industry	0	0	0	29	0
Other	1,188	1,984	589	1,647	36

Total:
1-4 family	1,888	1,932	404	3,721	38
Commercial real estate:
Residential developments	16,251	26,361	2,260	21,536	135
Other	940	940	143	2,327	257
Consumer	916	920	382	1,407	26
Commercial business:
Construction industry	93	296	0	120	2
Other	1,188	1,984	589	1,654	36
	$21,276	32,433	3,778	30,765	494

	December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$1,617	1,617	0	2,973	66
Commercial real estate:
Residential developments	10,714	15,530	0	10,744	386
Other	640	640	0	2,669	22
Consumer	393	400	0	390	26
Commercial business:
Construction industry	102	1,038	0	235	0
Other	34	534	0	1,252	0

Loans with an allowance recorded:
1-4 family	3,070	3,114	571	3,638	61
Commercial real estate:
Residential developments	14,061	16,545	1,669	14,514	242
Other	2,780	3,133	921	3,973	10
Consumer	1,430	1,430	537	1,301	85
Commercial business:
Construction industry	74	74	62	146	0
Other	2,185	2,936	1,053	3,515	48

Total:
1-4 family	4,687	4,731	571	6,611	127
Commercial real estate:
Residential developments	24,775	32,075	1,669	25,258	628
Other	3,420	3,773	921	6,642	32
Consumer	1,823	1,830	537	1,691	111
Commercial business:
Construction industry	176	1,112	62	381	0
Other	2,219	3,470	1,053	4,767	48
	$37,100	46,991	4,813	45,350	946

At December 31, 2013, 2012 and 2011, non-accruing loans totaled $17.5 million, $30.0 million and $34.0 million, respectively, for which the related allowance for loan losses was $3.4 million, $3.9 million and $5.2 million, respectively. Non-accruing loans for which no specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled $7.8 million, $10.3 million and $14.8 million, respectively. Had the loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of $1.8 million, $2.4 million and $3.2 million in 2013, 2012 and 2011, respectively. For the years ended December 31, 2013, 2012 and 2011, the Company recognized interest income on these loans of $0.1 million, $0.5 million and $0.7 million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a troubled debt restructuring.

The following table summarizes non-accrual loans at December 31:

(Dollars in thousands)	2013	2012
1-4 family	$1,602	2,492
Commercial real estate:
Residential developments	14,146	23,652
Other	403	1,891
Consumer	737	300
Commercial business:
Construction industry	93	176
Other	515	1,464
	$17,496	29,975

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a troubled debt restructuring (TDR).

At December 31, 2013, 2012 and 2011, there were loans included in loans receivable, net, with terms that had been modified in a troubled debt restructuring totaling $19.2 million, $33.1 million and $29.2 million, respectively. Had these loans been performing in accordance with their original terms throughout 2013, 2012 and 2011, the Company would have recorded gross interest income of $1.8 million, $2.5 million and $2.5 million, respectively. During 2013, 2012 and 2011, the Company recorded interest income of $0.5 million, $0.9 million, and $0.6 million on these loans, respectively. For the loans that were modified in 2013, $0.3 million are classified and performing, and $0.8 million are non-performing at December 31, 2013.

The following table summarizes troubled debt restructurings at December 31:

(Dollars in thousands)	2013	2012
1-4 family	$909	3,600
Commercial real estate:
Residential developments	15,750	22,843
Other	709	3,032
Consumer	713	1,814
Commercial business:
Construction industry	115	88
Other	1,033	1,678
	$19,229	33,055

There were no material commitments to lend additional funds to customers whose loans were restructured or classified as non-accrual at December 31, 2013 or December 31, 2012.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not reported as TDR’s after 12 months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDR’s are considered to be impaired.

When a loan is modified as a TDR, there may be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may be partially forgiven. The financial effects of TDR’s are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the periods ending December 31, 2013 and 2012:

	Year ended December 31, 2013			Year ended December 31, 2012
(Dollars in thousands)	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	2	$210	219	33	$3,991	3,979
Commercial real estate:
Residential developments	0	0	0	11	16,280	12,585
Other	3	754	329	6	2,814	2,586
Consumer	21	528	548	28	1,715	1,729
Commercial business:
Construction industry	1	41	41	2	172	80
Other	5	194	218	5	706	706
Total	32	$1,727	1,355	85	$25,678	21,665

Loans that were restructured within the 12 months preceding December 31, 2013 and 2012 and defaulted during the year are presented in the table below:

	Year ended December 31, 2013		Year ended December 31, 2012
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	0	$0	0	$0
Commercial real estate:
Residential developments	0	0	0	0
Other	0	0	2	159
Consumer	0	0	0	0
Commercial business:
Construction industry	0	0	1	74
Other	0	0	2	227
Total	0	$0	5	$460

The Company considers a loan to have defaulted when it becomes 90 or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six months following modification. Non-accrual TDR loans that have performed according to the modified terms for six months may be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDR’s are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may be added to general reserves as needed. Loans that are not collateral dependent may have additional reserves established if deemed necessary. The allocated allowance for TDR’s was $2.9 million, or 25.6%, of the total $11.4 million in allowance for loan losses at December 31, 2013, and $3.7 million, or 17.2%, of the total $21.6 million in allowance for loan losses at December 31, 2012.